Financial instruments by category (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized cost:
Payables to third parties	R$ 13,217,150	R$ 10,101,510
Trade payables	578,004	335,539
Trade payables to related parties	543,621	58,336
Deposits	3,133,996	766,086	R$ 0
Borrowings	1,005,787	0
Deferred revenue	179,866	213,555
Other liabilities	143,884	159,198
Fair value through profit or loss
Derivative financial instruments	14,317	0
Total financial liabilities	R$ 18,816,625	R$ 11,634,224